UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549
Expires: March 31, 2012

Estimated average burden
hours per response....... 2

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.  Please print or type.

1. Name and address of issuer:
AllianceBernstein Bond Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of securities of the
issuer, check the box but do not list
series or classes):  [x]

3. Investment Company Act File Number:
811-02383
Securities Act File Number:  002-48227

4(a). Last day of fiscal year for which
this Form is filed:  October 31, 2011

4(b). [__]  Check box if this Form is
being filed late (i.e., more than 90
calendar days after the end of the
fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

4(c). [__]  Check box if this is the
last time the issuer will be filing
this Form.

5.  Calculation of registration fee:
(i)
Aggregate sale price of securities
sold during the fiscal year Pursuant
to section 24(f):
$911,650,757

(ii)
Aggregate price of securities
redeemed or repurchased during
the fiscal year:
$269,980,340

(iii)
Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:
$2,577,917,361

(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii)]:
$2,847,897,701

(v)
Net sales - If Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(i)]:
$0

(vi)
Redemption credits available for
use in future years
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$(1,936,246,944)

(vii)
Multiplier for determining
registration fee (See
Instruction C.9):
x
$0.00011460

(viii)
Registration fee due
[multiply Item 5(v) by
Item 5(vii)] (enter 'O' if
no fee is due):
=
$0

6. Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities (number of
shares or other units) deducted here:
N/A.

If there is a number of shares or
other units that were registered
pursuant to rule 24e-2 remaining unsold
at the end of the fiscal year for which
this form is filed that are available
for use by the issuer in future fiscal
years, then state that number here:
N/A.

7. Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year
(see Instruction D):
+
$0

8. Total of the amount of the registration
fee due plus any interest due [line
5(viii) plus line 7]:
=
$0

9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository: N/A

Method of Delivery:
[  ]
Wire Transfer
[  ]
Mail or other means

SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title.)*
   /s/ Phyllis J. Clarke

Phyllis J. Clarke
Controller

Date: January 24, 2012

*Please print the name and title of
the signing officer below the signature.